Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Information About Post Employment Benefits [Abstract]
Summary of Additional Details on Defined Benefit Plans Funded Status
The following table provides additional details on the defined benefit plans’ funded status (in USD thousands):

	December 31,
	2024	2023
Present value of defined benefit obligation	$(23,199)	$(23,013)
Fair value of plan assets	19,360	19,927
Net pension liability	$(3,839)	$(3,086)

Summary of Movement in Defined Benefit Obligation Explanatory
The following table presents the movement in the defined benefit obligation (in USD thousands):

	2024			2023
	Funded	Unfunded	Total	Funded	Unfunded	Total
January 1	$(22,972)	$(41)	$(23,013)	$(19,221)	$(31)	$(19,252)
Service Cost	(2,625)	(12)	(2,637)	(1,311)	(10)	(1,321)
of which current service cost	(1,683)	(12)	(1,695)	(1,748)	(10)	(1,758)
of which past service cost including effects from curtailment	(942)	—	(942)	437	—	437
Interest expense	(293)	(1)	(294)	(413)	(1)	(414)
Actuarial gains (losses)	(1,342)	—	(1,342)	401	2	403
Actual plan participants’ contributions	(1,295)	—	(1,295)	(1,441)	—	(1,441)
Transfers (in) out due to (joiners) leavers	3,644	—	3,644	1,037	—	1,037
Currency translation differences	1,736	2	1,738	(2,024)	(1)	(2,025)
December 31	$(23,147)	$(52)	$(23,199)	$(22,972)	$(41)	$(23,013)
The table below presents the sensitivity analysis for the unfunded plans (in USD thousands):

	December 31,
	2024	2023
Discount rates
Increase of 50 basis points	(4)	(3)
Decrease of 50 basis points	4	3
Expected rates of salary increases
Increase of 50 basis points	4	3
Decrease of 50 basis points	(4)	(3)

Summary of Movement in Defined Benefit Plans Assets
The following table presents the movement in the defined benefit plans’ assets (in USD thousands):

	December 31,
	2024	2023
As of January 1	$19,927	$16,577
Interest income	270	387
Return on plan assets, excl. interest income	1,668	(654)
Administrative expenses	(61)	(70)
Employer contributions	1,390	1,531
Employee contributions	1,295	1,441
Transfers in (out) due to joiners (leavers)	(3,644)	(1,037)
Currency translation differences	(1,485)	1,752
As of December 31	$19,360	$19,927

Summary of Defined Benefit Plans Assets	The following table presents the defined benefit plan assets, which include the following (in USD thousands):

	December 31,
	2024	2023
Cash	$465	$528
Insurance policies	18,895	19,399
Total	$19,360	$19,927

Summary of Pension Costs Recognized in Statement of Loss
The following table presents the pension costs recognized in statement of loss (in USD thousands):

	December 31,
	2024			2023			2022
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Service cost	$(2,625)	$(12)	$(2,637)	$(1,311)	$(10)	$(1,321)	$(1,759)	$(90)	$(1,849)
Interest cost	(23)	(1)	(24)	(413)	(1)	(414)	(154)	(2)	(156)
Total recognized	$(2,648)	$(13)	$(2,661)	$(1,724)	$(11)	$(1,735)	$(1,913)	$(92)	$(2,005)

Summary of Pension Remeasurement Recognized in Statement Other Comprehensive Loss
The following table presents the pension remeasurement recognized in statement of other comprehensive loss (in USD thousands):

	December 31,
	2024			2023			2022
	Funded	Unfunded	Total	Funded	Unfunded	Total	Funded	Unfunded	Total
Changes in demographic assumptions	$—	$—	$—	$700	$—	$700	$—	$223	$223
Changes in financial assumptions	(1,908)	—	(1,908)	(901)	(2)	(903)	2,311	12	2,323
Experience adjustments	566	—	566	602	4	606	(201)	15	(186)
Total actuarial gains (losses)	(1,342)	—	(1,342)	401	2	403	2,110	250	2,360
Return on plan assets	1,668	—	1,668	(654)	—	(654)	(204)	—	(204)
Currency translation differences	—	1	1	37	2	39	(4)	2	(2)
Total recognized	$326	$1	$327	$(216)	$4	$(212)	$1,902	$252	$2,154

Summary of Sensitivity Analysis for Funded and Unfunded Plans
The table below presents the sensitivity analysis for the funded plans (in USD thousands):

	December 31,
	2024	2023
Discount rates
Increase of 25 basis points	(682)	(464)
Decrease of 25 basis points	738	500
Expected rates of salary increases
Increase of 25 basis points	140	91
Decrease of 25 basis points	(137)	(98)
Interest rate
Increase of 25 basis points	231	160
Decrease of 25 basis points	(226)	(157)
Inflation
Increase of 25 basis points	(19)	91
Decrease of 25 basis points	18	(90)
Life expectancy
Increase of 1 year	170	92
Decrease of 1 year	(171)	(92)